Statements of Stockolders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]	Total
Balance at Dec. 31, 2014	$ 130,548	$ 826,250	$ 324,652	$ (313)		$ 1,281,137
Net loss for the year			(59,511)		$ (59,511)	(59,511)
Foreign currency translation adjustment				(51,940)	(51,940)	(51,940)
Balance at Dec. 31, 2015	130,548	826,250	265,141	(52,253)	1,169,686	1,169,686
Net loss for the year			(101,993)		(101,993)	(101,993)
Foreign currency translation adjustment				(73,921)	(73,921)	(73,921)
Balance at Dec. 31, 2016	130,548	826,250	163,148	(126,174)	993,772	993,772
Net loss for the year			(52,845)		(52,845)	(52,845)
Foreign currency translation adjustment				41,620	41,620	41,620
Balance at Sep. 30, 2017	$ 130,548	$ 826,250	$ 110,303	$ (84,554)	$ 982,547	$ 982,547